PATENTS AND TRADEMARKS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents and trademarks
Schedule of patents and trademarks
	December 31,	December 31,
	2022	2021
Patents and trademarks	$326,145	$309,205
Less: Accumulated amortization	(256,412)	(242,723)
Patents and trademarks, Net	$69,733	$66,482